UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIHX Global High Income
Bond Fund –
.
PAIHX Global High Income Bond
Fund–
.
Advisor  Class
RPOIX Global High Income
Bond Fund–
.
I Class

T. ROWE PRICE Global High Income Bond Fund
HIGHLIGHTS
The Global High Income Bond Fund posted a solid gain during our reporting period and, on a net basis, outperformed its benchmark, the ICE BofA Global
High Yield Index Hedged to USD, and the Lipper peer group average.
Over the past year, the global high yield asset class strongly rebounded from the difficult performance environment in 2022.
From a regional standpoint, our rotation out of emerging markets to Europe was one of the most important themes in the portfolio over the past year.
The portfolio’s higher yield and spread and lower duration relative to our benchmark and the broad market should support its income generation potential in 2024.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Global High Income Bond Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Global High Income Bond Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Global High Income Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks high income and, secondarily, capital appreciation.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Global High Income Bond Fund returned 13.93%, net of fees, in the 12 months ended December 31, 2023, outperforming its benchmark, the ICE BofA
Global High Yield Index Hedged to USD, and the Lipper peer group average.
(Returns for Advisor and I Class shares varied slightly, reflecting their different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Over the past year, the global
high yield asset class strongly
rebounded from the difficult
performance environment in
2022, when market volatility
and interest rate headwinds
hit hardest in emerging
markets and Europe. We
believe the Global High
Income Bond Fund’s
strong absolute and relative
performance during the
period speaks to the strength
of our robust leveraged finance research platform and the benefit of focusing on our highest-conviction ideas. Notably, the portfolio generated positive attribution relative to our benchmark from all regions, and credit selection drove our relative performance across the quality spectrum.
Our portfolio construction decisions emphasizing downside risk management were an important driver of relative performance. The investment team’s bottom-up fundamental research enabled us to avoid exposure to several troubled credits that traded significantly lower during the period. Notable examples of issuers we avoided that experienced weakness include Lumen
Technologies, an over-leveraged wireline telecom company facing bankruptcy
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Global High Income Bond
Fund –
.
8.49% 13.93%
Global High Income Bond
Fund–
.
Advisor  Class 8.25 13.69
Global High Income Bond
Fund–
.
I  Class 8.44 14.10
ICE BofA Global High Yield
Index Hedged to USD 7.73 13.11
Lipper Global High Yield
Funds Average 6.73 11.57

T. ROWE PRICE Global High Income Bond Fund

risk, and Country Garden, formerly China’s largest property developer, which defaulted on its offshore debt payments. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
Also adding to relative
performance were off-
benchmark positions in
bank loans that benefit from
higher interest rates and an
underweight in more interest
rate-sensitive BB rated bonds.
Loan issuer Asurion, the
leading provider of mobile
protection services with
over 150 million mobile
phone subscribers globally,
was a top contributor
to relative performance.
Recent meetings with the
company’s management team
reinforced our confidence
in their ability to refinance
near-term maturities and
assuaged concerns about
the potential impacts of
increased competition on the
company’s business.
From a regional standpoint,
rotating out of emerging
markets in favor of Europe
was an important tactical
shift for the strategy. For example, our zero weight in the Chinese property market made a significant contribution to relative performance in the building and real estate segment. We believe the positive performance impact of our decision to exit China’s real estate market in 2022 demonstrates the benefit of our commitment to taking a long-term strategic view.
The value add from our tilt toward the European market was reflected in the security selection contribution within the services segment as RAC Group, a
UK roadside assistance company, and European conference software company
IPD were among the top performers over the past year.
Sources: Credit ratings for the securities held in the fund
are provided by Moody’s and Standard & Poor’s and
are converted to the Standard & Poor’s nomenclature.
A rating of AAA represents the highest-rated securities,
and a rating of D represents the lowest-rated securities.
Split ratings (e.g., BB/B and B/CCC) are assigned when
Moody’s and S&P differ. If a rating is not available, the
security is classified as Not Rated. The rating of the
underlying investment vehicle is used to determine the
creditworthiness of credit default swaps and sovereign
securities. The fund is not rated by any agency.
* Short-term holdings are not rated.
CREDIT QUALITY DIVERSIFICATION
..... Percent of Total Assets
6/30/23 12/31/23
BBB/BB Rated and Above 3.9% 4.0%
BB Rated 27.0 23.1
BB/B Rated 17.0 18.8
B Rated 37.2 39.6
B/CCC Rated 2.2 2.4
CCC Rated and Below 9.2 8.4
Credit Default Swaps 0.0 0.0
Default 0.0 0.0
Equities 0.0 0.0
Not Rated 2.0 2.2
Short-Term Holdings* 1.5 1.5

T. ROWE PRICE Global High Income Bond Fund

Our overweight allocation and credit selection in the entertainment and leisure segment were also beneficial. The continued recovery of cruise lines from pandemic-related disruptions was a meaningful driver of the portfolio’s relative performance, and we realized significant contributions from our investments in Carnival Corporation, Norwegian Cruise Lines, Royal Caribbean, and
TUI Cruises.
The value add from selection in the health care industry was largely due to the improved performance of hospital names such as for-profit hospital company
Community Health Systems, which benefited from higher sales, reduced labor costs, and improved liquidity due to hospital sales. Global pharmaceutical company Teva Pharmaceutical was another notable contributor due to the resolution of its opioid-related lawsuits and management’s renewed focus on growth.
The portfolio’s positioning in the cable operators segment was a drag on relative performance, partly due to Altice France. The issuer’s underperformance was largely the result of its 2025 maturity wall and a fraud case, where it transpired that the company was the victim rather than the perpetrator. However, our evaluation of the company’s fundamentals and discussions with the management team have reinforced our conviction that the bonds are currently trading at levels that do not reflect their long-term value.
The metals and mining segment underperformed largely because of GrafTech
International, a manufacturer of graphite and carbon-based products utilized in steel production. The credits came under pressure as steelmakers’ capacity utilization declined due to lower steel demand and falling steel prices. However, we believe that the company has the liquidity runway needed to endure a prolonged period of demand weakness and that the company’s assets should cover its debts.
Banco Davivienda, Colombia’s second-largest bank by assets, was another notable detractor. Specifically, our investment in the issuer’s lower coupon, subordinated debt underperformed in an environment of high interest rate volatility.
The portfolio maintains allocations to select types of derivatives for hedging purposes. The fund had a material exposure to currency forward contracts during the reporting period, which had a negative impact on performance.
How is the fund positioned?
From a regional standpoint, our rotation out of emerging markets and into
Europe was one of the most important themes in the portfolio over the past year. We maintained our overweight to Europe, as it is a better-rated market with a yield pickup compared with the U.S.

T. ROWE PRICE Global High Income Bond Fund

Over the past year, we pared the portfolio’s bank loan exposure by roughly
250 basis points (100 basis points equals 1.00%). But our allocation to the loan asset class has remained steady since midyear. Even though the Federal
Reserve is currently projecting 75 basis points of rate cuts in 2024, we believe in having bank loans as a strategic allocation due to their higher carry and lower volatility.
Our most meaningful overweight industry allocations were in entertainment and leisure, energy, and cable operators. The ongoing credit repair by cruise lines was an important driver of our higher relative weight in the entertainment and leisure space.
A decline in drilling productivity by oil producers should give support to energy prices and provide a good backdrop for energy credits. Furthermore, energy company management teams are more committed to enhanced returns, generating free cash flow, and repaying debt rather than prioritizing production growth, which should be supportive to energy company credit profiles.
We maintained our long-standing overweight to the cable operators segment.
Although the industry has had to contend with increased competitive pressures, we believe that considerable value still exists in the large capital structures of cable issuers, particularly in Europe.
What is portfolio management’s outlook?
We remain constructive on the global high yield market despite its strong run in the final months of 2023 amid the dovish pivot in major central banks’
interest rate narrative. Persistent macro uncertainty notwithstanding, we expect the asset class to deliver attractive returns in the coming year as all-in yields are currently around 8% and the income stream should help mitigate the impact of spread volatility.
Tighter global financial conditions, higher borrowing costs, still elevated inflation, the risk of policy missteps, and geopolitical tensions can impact companies’ access to capital and profitability. Although we do expect the default rate to increase as the macro environment weakens, it should remain within historical averages. Furthermore, the senior secured bonds that now comprise a significant portion of the below investment-grade new issue market should support recovery rates in the event of a pickup in defaults.

T. ROWE PRICE Global High Income Bond Fund

Fundamental conditions in the high yield asset class and its underlying credit quality remain solid. We have positioned the portfolio with a higher yield and spread and lower duration relative to our benchmark and the broad market, which should support its income generation potential in 2024.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Global High Income Bond Fund

RISKS OF BOND INVESTING
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. High yield corporate bonds could have greater price declines than funds that invest primarily in high-
quality bonds. Companies issuing high yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered to be speculative investments. Bank loans may at times become difficult to value and highly illiquid; they are subject to credit risk such as nonpayment of principal or interest, and risks of bankruptcy and insolvency.
Investing in the securities of non-U.S. issuers involves special risks not typically associated with investing in U.S. issuers. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities and may lose value because of adverse local, political, social, or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the
U.S. dollar. In addition, foreign investments are subject to settlement practices and regulatory and financial reporting standards that differ from those of the
U.S. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
BENCHMARK INFORMATION
ICE BofA Global High Yield Index Hedged to USD (THE “INDEX”) IS A
PRODUCT OF SOURCE ICE DATA INDICES, LLC (“ICE DATA”), AND
IS USED WITH PERMISSION. ICE
®
IS A REGISTERED TRADEMARK
OF ICE DATA OR ITS AFFILIATES, AND BOFA
®
IS A REGISTERED
TRADEMARK OF BANK OF AMERICA CORPORATION LICENSED BY
BANK OF AMERICA CORPORATION AND ITS AFFILIATES ("BOFA")
AND MAY NOT BE USED WITHOUT BOFA'S PRIOR WRITTEN
APPROVAL. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE
THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES
AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING
ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A
PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX
DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED
THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR
RESPECTIVE THIRD PARTY SUPPLIERS SHALL BE SUBJECT TO ANY

T. ROWE PRICE Global High Income Bond Fund

DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY,
ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES
OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE
INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE
PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN
RISK. INCLUSION OF A SECURITY WITHIN AN INDEX IS NOT A
RECOMMENDATION BY ICE DATA TO BUY, SELL, OR HOLD SUCH
SECURITY, NOR IS IT CONSIDERED TO BE INVESTMENT ADVICE.
ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY
SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND T. ROWE
PRICE, OR ANY OF ITS PRODUCTS OR SERVICES.
Note: © 2024, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
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®
is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and its affiliates,
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a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Global High Income Bond Fund

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Global High Income Bond Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST ISSUERS
Percent of
Net Assets
12/31/23
Petroleos Mexicanos 2.6%
Carnival 1.9
Venture Global 1.6
Altice International Sarl 1.5
Altice France 1.3
RCS & RDS SA 1.3
Cirsa Enterprises 1.2
Axian Telecom 1.2
Gruenenthal GmbH 1.2
Loxam SAS 1.1
BBVA Bancomer 1.1
Verisure Midholding 1.1
Globo Comunicacao 1.1
OneMain Holdings 1.0
Hilcorp Energy 1.0
DISH Network 1.0
Cloud Software 1.0
Clear Channel Worldwide 1.0
Charter Communications 1.0
LifePoint Health 1.0
Ferrellgas 1.0
Crescent Energy Finance 1.0
LeasePlan 0.9
Goodyear Tire & Rubber 0.9
Allied Universal 0.9
Total 29.9%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio. Holdings of the issuers are combined and may be shown in the portfolio of investments under their subsidiaries.

T. ROWE PRICE Global High Income Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
GLOBAL HIGH INCOME BOND FUND
* Since 1/31/2015
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Global High Income Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Periods Ended 12/31/23 1 Year 5 Years
Since
Inception
Inception
Date
Global High Income Bond Fund –
.
13.93% 4.62% 4.88% 1/22/15
Global High Income Bond Fund–
.
Advisor  Class 13.69 4.40 4.67 1/22/15
Global High Income Bond Fund–
.
I  Class 14.10 4.77 5.15 8/28/15
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor and
0. 3
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the period had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions.
Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.
Global High Income Bond Fund 0.96%
Global High Income Bond Fund–Advisor Class 1.25
Global High Income Bond Fund–I Class 0.69
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Global High Income Bond Fund

Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

GLOBAL HIGH INCOME BOND FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,084.90 $3.94
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.42   3.82
Advisor Class
Actual   1,000.00   1,082.50   5.04
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.37   4.89
I Class
Actual   1,000.00   1,084.40   3.20
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.13   3.11
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.75%,
the
2
Advisor Class was 0.96%, and the
3
I Class was 0.61%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 7.97 $ 9.94 $ 10.17 $ 10.17 $ 9.45
Investment activities
Net investment income
(1)(2)
0.55 0.48 0.47 0.54 0.56
Net realized and unrealized gain/
loss 0.52 (1.64) (0.16) 0.01
(3)
0.77
Total from investment activities 1.07 (1.16) 0.31 0.55 1.33
Distributions
Net investment income (0.44) (0.49) (0.46) (0.55) (0.56)
Net realized gain — (0.32) (0.08) — (0.05)
Tax return of capital (0.11) — — — —
Total distributions (0.55) (0.81) (0.54) (0.55) (0.61)
NET ASSET VALUE
End of period $ 8.49 $ 7.97 $ 9.94 $ 10.17 $ 10.17

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
13.93% (11.83)% 3.05% 5.86% 14.35%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.94% 0.96% 0.90% 0.94% 0.96%
Net expenses after waivers/
payments by Price Associates 0.76% 0.75% 0.78% 0.79% 0.79%
Net investment income 6.76% 5.46% 4.61% 5.62% 5.65%
Portfolio turnover rate 51.7% 45.2% 63.2% 81.8% 70.1%
Net assets, end of period (in
thousands) $57,997 $56,170 $122,550 $116,743 $116,127
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 7.97 $ 9.95 $ 10.18 $ 10.18 $ 9.45
Investment activities
Net investment income
(1)(2)
0.53 0.46 0.45 0.52 0.54
Net realized and unrealized gain/
loss 0.52 (1.65) (0.16) 0.01
(3)
0.78
Total from investment activities 1.05 (1.19) 0.29 0.53 1.32
Distributions
Net investment income (0.43) (0.47) (0.44) (0.53) (0.54)
Net realized gain — (0.32) (0.08) — (0.05)
Tax return of capital (0.10) — — — —
Total distributions (0.53) (0.79) (0.52) (0.53) (0.59)
NET ASSET VALUE
End of period $ 8.49 $ 7.97 $ 9.95 $ 10.18 $ 10.18

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
13.69% (12.11)% 2.84% 5.64% 14.23%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.28% 1.25% 1.24% 1.25% 1.36%
Net expenses after waivers/
payments by Price Associates 0.97% 0.96% 0.99% 1.00% 1.00%
Net investment income 6.54% 5.26% 4.41% 5.42% 5.46%
Portfolio turnover rate 51.7% 45.2% 63.2% 81.8% 70.1%
Net assets, end of period (in
thousands) $321 $331 $614 $831 $945
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 7.96 $ 9.94 $ 10.16 $ 10.16 $ 9.44
Investment activities
Net investment income
(1)(2)
0.56 0.50 0.48 0.55 0.58
Net realized and unrealized gain/
loss 0.52 (1.66) (0.14) 0.01
(3)
0.77
Total from investment activities 1.08 (1.16) 0.34 0.56 1.35
Distributions
Net investment income (0.45) (0.50) (0.48) (0.56) (0.58)
Net realized gain — (0.32) (0.08) — (0.05)
Tax return of capital (0.11) — — — —
Total distributions (0.56) (0.82) (0.56) (0.56) (0.63)
NET ASSET VALUE
End of period $ 8.48 $ 7.96 $ 9.94 $ 10.16 $ 10.16

T. ROWE PRICE Global High Income Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
Ratios/Supplemental Data
Total return
(2)(4)
14.10% (11.81)% 3.32% 6.02% 14.54%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.69% 0.69% 0.72% 0.77% 0.82%
Net expenses after waivers/
payments by Price Associates 0.61% 0.61% 0.62% 0.64% 0.64%
Net investment income 6.92% 5.72% 4.74% 5.74% 5.82%
Portfolio turnover rate 51.7% 45.2% 63.2% 81.8% 70.1%
Net assets, end of period (in
thousands) $242,717 $203,565 $167,274 $87,283 $42,938
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global High Income Bond Fund
December 31, 2023

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 2.1%
Corporate Bonds 2.1%
Braskem Netherlands Finance, 8.50%, 1/12/31 (USD)  (1) 1,580,000 1,471
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD)  (1) 1,315,000 1,136
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  1,085,000 938
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD)  (1) 1,190,000 1,023
Klabin Austria, 3.20%, 1/12/31 (USD)  2,260,000 1,895
Total Brazil (Cost
$7,087
)
6,463
CANADA 1.6%
Corporate Bonds 1.6%
Jones Deslauriers Insurance Management, 8.50%, 3/15/30
(USD)  (1) 2,505,000 2,643
Vermilion Energy, 6.875%, 5/1/30 (USD)  (1) 2,420,000 2,326
Total Canada (Cost
$4,921
)
4,969
CHILE 1.3%
Corporate Bonds 1.3%
AES Andes, VR, 6.35%, 10/7/79 (USD)  (2) 720,000 678
AES Andes, VR, 7.125%, 3/26/79 (USD)  (2) 1,015,000 976
Agrosuper, 4.60%, 1/20/32 (USD)  (1) 1,355,000 1,167
Mercury Chile Holdco, 6.50%, 1/24/27 (USD)  (1) 1,030,000 961
Total Chile (Cost
$4,178
)
3,782
COLOMBIA 1.5%
Corporate Bonds 1.5%
Aris Mining, 6.875%, 8/9/26 (USD)  (1) 1,880,000 1,635
Banco Davivienda, VR, 6.65% (USD)  (1)(2)(3) 590,000 423
Ecopetrol, 4.625%, 11/2/31 (USD)  1,720,000 1,461
Ecopetrol, 5.875%, 5/28/45 (USD)  875,000 692
Ecopetrol, 8.875%, 1/13/33 (USD)  220,000 239
Total Colombia (Cost
$4,870
)
4,450
FRANCE 4.7%
Corporate Bonds 4.7%
Altice France, 4.25%, 10/15/29  (1) 885,000 772
Altice France, 5.875%, 2/1/27  1,460,000 1,431

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Altice France Holding, 4.00%, 2/15/28  3,550,000 1,708
Banijay Entertainment, 7.00%, 5/1/29  (1) 1,340,000 1,559
Electricite de France, VR, 5.00%  (2)(3) 800,000 879
Electricite de France, VR, 9.125% (USD)  (1)(2)(3) 880,000 976
Iliad Holding, 5.125%, 10/15/26  820,000 900
IPD 3, 8.00%, 6/15/28  (1) 1,715,000 2,018
Loxam, 3.75%, 7/15/26  1,010,000 1,101
Loxam, 6.375%, 5/31/29  (1) 1,905,000 2,177
UBS, 5.125%, 10/15/26  (1) 620,000 680
Total France (Cost
$15,826
)
14,201
GERMANY 2.6%
Corporate Bonds 2.6%
Gruenenthal, 3.625%, 11/15/26  (1) 410,000 445
Gruenenthal, 3.625%, 11/15/26  1,975,000 2,147
Gruenenthal, 4.125%, 5/15/28  (1) 210,000 229
Gruenenthal, 6.75%, 5/15/30  (1) 645,000 754
TK Elevator Holdco, 6.625%, 7/15/28  (1) 724,500 736
TK Elevator U.S. Newco, 5.25%, 7/15/27 (USD)  (1) 1,435,000 1,410
ZF Finance, 2.25%, 5/3/28  900,000 910
ZF North America Capital, 6.875%, 4/14/28 (USD)  (1) 1,065,000 1,105
Total Germany (Cost
$7,555
)
7,736
GHANA 0.7%
Corporate Bonds 0.7%
Kosmos Energy, 7.125%, 4/4/26 (USD)  (1) 1,485,000 1,413
Kosmos Energy, 7.75%, 5/1/27 (USD)  (1) 740,000 690
Total Ghana (Cost
$2,223
)
2,103
GUATEMALA 0.5%
Corporate Bonds 0.5%
CT Trust, 5.125%, 2/3/32 (USD)  (1) 1,210,000 1,059
CT Trust, 5.125%, 2/3/32 (USD)  500,000 437
Total Guatemala (Cost
$1,673
)
1,496
INDIA 0.7%
Corporate Bonds 0.7%
Greenko Power II, 4.30%, 12/13/28 (USD)  2,205,000 1,993
Total India (Cost
$1,859
)
1,993

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ISRAEL 1.0%
Corporate Bonds 1.0%
Bank Leumi Le-Israel, VR, 7.129%, 7/18/33 (USD)  (1)(2) 710,000 690
Teva Pharmaceutical Finance Netherlands II, 3.75%, 5/9/27
(EUR)  400,000 425
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  735,000 761
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29
(EUR)  405,000 490
Teva Pharmaceutical Finance Netherlands II, 7.875%, 9/15/31
(EUR)  545,000 683
Total Israel (Cost
$2,956
)
3,049
ITALY 2.4%
Corporate Bonds 2.4%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 8.877%, 5/14/27  865,000 959
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  (1) 905,000 930
IMA Industria Macchine Automatiche, 3.75%, 1/15/28  595,000 611
Itelyum Regeneration, 4.625%, 10/1/26  (1) 840,000 876
Itelyum Regeneration, 4.625%, 10/1/26  900,000 938
Lottomatica, FRN, 3M EURIBOR + 4.125%, 8.10%, 6/1/28  (1) 1,200,000 1,337
Nexi, 2.125%, 4/30/29  1,700,000 1,652
Total Italy (Cost
$7,450
)
7,303
LUXEMBOURG 2.3%
Corporate Bonds 2.3%
Albion Financing 1, 6.125%, 10/15/26 (USD)  (1) 2,410,000 2,386
Altice Financing, 5.00%, 1/15/28 (USD)  (1) 1,995,000 1,805
Altice Finco, 4.75%, 1/15/28  2,875,000 2,611
Monitchem HoldCo 3, 8.75%, 5/1/28  (1) 175,000 197
Total Luxembourg (Cost
$7,271
)
6,999
MAURITIUS 1.2%
Corporate Bonds 1.2%
Axian Telecom, 7.375%, 2/16/27 (USD)  (1) 2,110,000 1,979
Axian Telecom, 7.375%, 2/16/27 (USD)  1,620,000 1,520
Total Mauritius (Cost
$3,642
)
3,499

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 4.5%
Corporate Bonds 4.5%
Banco Mercantil del Norte, VR, 8.375% (USD)  (2)(3) 1,475,000 1,457
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD)  (2) 2,585,000 2,442
BBVA Bancomer, VR, 8.45%, 6/29/38 (USD)  (1)(2) 730,000 779
Cemex, VR, 9.125% (USD)  (1)(2)(3) 1,240,000 1,322
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  635,000 595
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,475,000 2,309
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  1,585,000 1,399
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  1,990,000 1,305
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  2,685,000 1,913
Total Mexico (Cost
$14,894
)
13,521
NETHERLANDS 2.3%
Corporate Bonds 2.3%
Boels Topholding, 6.25%, 2/15/29  (1) 495,000 569
Compact Bidco, 5.75%, 5/1/26  920,000 470
GTCR W-2 Merger, 8.50%, 1/15/31 (GBP)  (1) 330,000 455
House of HR Group, 9.00%, 11/3/29  (1) 430,000 491
LeasePlan, VR, 7.375%  (2)(3) 2,560,000 2,833
UPCB Finance VII, 3.625%, 6/15/29  970,000 1,020
Ziggo Bond, 3.375%, 2/28/30  (1) 710,000 660
Ziggo Bond, 3.375%, 2/28/30  400,000 372
Total Netherlands (Cost
$7,506
)
6,870
PANAMA 1.1%
Corporate Bonds 1.1%
Banco General, VR, 5.25% (USD)  (1)(2)(3) 2,535,000 2,180
C&W Senior Financing, 6.875%, 9/15/27 (USD)  (1) 1,090,000 1,016
Total Panama (Cost
$3,696
)
3,196
PERU 0.3%
Corporate Bonds 0.3%
Minsur, 4.50%, 10/28/31 (USD)  (1) 930,000 823
Total Peru (Cost
$915
)
823

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
POLAND 0.6%
Corporate Bonds 0.6%
InPost, 2.25%, 7/15/27 (EUR)  1,885,000 1,939
Total Poland (Cost
$1,832
)
1,939
ROMANIA 1.7%
Corporate Bonds 1.7%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR)  (2) 1,100,000 1,282
RCS & RDS, 2.50%, 2/5/25 (EUR)  800,000 867
RCS & RDS, 3.25%, 2/5/28 (EUR)  (1) 800,000 791
RCS & RDS, 3.25%, 2/5/28 (EUR)  2,100,000 2,078
Total Romania (Cost
$4,853
)
5,018
SERBIA 0.5%
Corporate Bonds 0.5%
United Group, 3.625%, 2/15/28 (EUR)  1,425,000 1,463
Total Serbia (Cost
$1,641
)
1,463
SLOVENIA 0.5%
Corporate Bonds 0.5%
Nova Kreditna Banka Maribor, VR, 7.375%, 6/29/26  (2) 1,300,000 1,483
Total Slovenia (Cost
$1,445
)
1,483
SOUTH AFRICA 0.6%
Corporate Bonds 0.6%
Sappi Papier Holding, 3.625%, 3/15/28 (EUR)  1,780,000 1,892
Total South Africa (Cost
$1,696
)
1,892
SPAIN 1.8%
Corporate Bonds 1.8%
Cirsa Finance International, 4.50%, 3/15/27  1,595,000 1,693
Cirsa Finance International, 7.875%, 7/31/28  (1) 1,250,000 1,436
Cirsa Finance International, 10.375%, 11/30/27  (1) 350,000 421
Lorca Telecom Bondco, 4.00%, 9/18/27  (1) 1,250,000 1,345
Lorca Telecom Bondco, 4.00%, 9/18/27  565,000 608
Total Spain (Cost
$5,505
)
5,503

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SWEDEN 1.0%
Corporate Bonds 1.0%
Verisure Holding, 3.25%, 2/15/27 (EUR)  1,810,000 1,914
Verisure Holding, 7.125%, 2/1/28 (EUR)  (1) 235,000 273
Verisure Holding, 7.125%, 2/1/28 (EUR)  520,000 604
Verisure Holding, 9.25%, 10/15/27 (EUR)  (1) 310,000 368
Total Sweden (Cost
$2,852
)
3,159
SWITZERLAND 0.1%
Corporate Bonds 0.1%
UBS Group, VR, 9.25% (USD)  (1)(2)(3) 200,000 215
Total Switzerland (Cost
$200
)
215
TANZANIA 0.6%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 174
174
Corporate Bonds 0.5%
HTA Group, 7.00%, 12/18/25 (USD)  (1) 1,225,000 1,209
HTA Group, 7.00%, 12/18/25 (USD)  465,000 459
1,668
Total Tanzania (Cost
$1,886
)
1,842
UNITED ARAB EMIRATES 0.4%
Corporate Bonds 0.4%
MAF Global Securities, VR, 6.375% (USD)  (2)(3) 1,150,000 1,133
Total United Arab Emirates (Cost
$1,221
)
1,133
UNITED KINGDOM 8.4%
Corporate Bonds 8.4%
Bellis Acquisition, 3.25%, 2/16/26  (1) 720,000 850
Bellis Acquisition, 3.25%, 2/16/26  150,000 177
CPUK Finance, 4.50%, 8/28/27  1,200,000 1,338
Deuce Finco, 5.50%, 6/15/27  (1) 1,185,000 1,407
Deuce Finco, 5.50%, 6/15/27  540,000 641
Drax Finco, 6.625%, 11/1/25 (USD)  (1) 700,000 691
eG Global Finance, 12.00%, 11/30/28 (USD)  (1) 1,115,000 1,188

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Iceland Bondco, 4.625%, 3/15/25  100,000 126
Iceland Bondco, 10.875%, 12/15/27  (1) 410,000 544
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 9.502%, 12/15/27
(EUR)  (1) 465,000 513
INEOS Quattro Finance 2, 2.50%, 1/15/26 (EUR)  980,000 1,045
Jaguar Land Rover Automotive, 4.50%, 7/15/28 (EUR)  (1) 740,000 797
Jerrold Finco, 5.25%, 1/15/27  2,005,000 2,363
Kane Bidco, 5.00%, 2/15/27 (EUR)  1,870,000 1,980
Motion Finco, 7.375%, 6/15/30 (EUR)  1,785,000 2,010
Nomad Foods Bondco, 2.50%, 6/24/28 (EUR)  1,500,000 1,550
Pinewood Finance, 3.625%, 11/15/27  (1) 1,075,000 1,258
Pinnacle Bidco, 8.25%, 10/11/28 (EUR)  (1) 650,000 746
Pinnacle Bidco, 10.00%, 10/11/28  (1) 655,000 867
RAC Bond, 5.25%, 11/4/27  (1) 1,690,000 1,879
Virgin Media Vendor Financing Notes III, 4.875%, 7/15/28  580,000 680
Vmed O2 U.K. Financing I, 3.25%, 1/31/31 (EUR)  (1) 485,000 492
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  (1) 1,200,000 1,319
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 868
Total United Kingdom (Cost
$27,237
)
25,329
UNITED STATES 49.9%
Bank Loans 6.6% (4)
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.206%, 12/10/29  2,100,000 1,795
AssuredPartners, FRN, 1M TSFR + 3.75%, 9.22%, 2/12/27  (5) 1,149,377 1,151
Asurion, FRN, 1M TSFR + 5.25%, 10.72%, 1/31/28  785,424 747
Asurion, FRN, 1M TSFR + 5.25%, 10.72%, 1/20/29  1,335,000 1,255
AthenaHealth Group, FRN, 1M TSFR + 3.25%, 8.606%, 2/15/29  948,363 943
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.71%, 5/10/27  455,000 449
Boxer Parent, FRN, 1M TSFR + 4.25%, 12/8/28  (5) 1,370,000 1,378
Capstone Borrower, FRN, 1M TSFR + 3.75%, 9.098%, 6/17/30  384,260 383
Chobani, FRN, 1M TSFR + 3.75%, 9.112%, 10/25/27  (5) 649,681 650
Cloud Software Group, FRN, 1M TSFR + 4.50%, 9.948%,
3/30/29  593,499 579
CP Iris Holdco I, FRN, 1M TSFR + 7.00%, 12.456%, 10/1/29  550,000 494
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%,
11.61%, 5/21/29  1,872,726 1,751
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.97%, 9/6/25  1,816,038 1,749
LTI Holdings, FRN, 1M TSFR + 4.75%, 10.22%, 7/24/26  174,423 169
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.22%, 9/6/26  710,052 632
Naked Juice, FRN, 3M TSFR + 6.00%, 11.448%, 1/24/30  496,156 397
Phoenix Newco, FRN, 3M TSFR + 6.50%, 11.97%, 11/15/29  1,550,000 1,525
Proampac PG Borrower, FRN, 1M TSFR + 4.50%, 9.881%,
9/15/28  430,000 430
RealPage, FRN, 1M TSFR + 6.50%, 11.97%, 4/23/29  725,000 723

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Tacala Investment, FRN, 1M TSFR + 4.00%, 9.47%, 2/5/27  749,105 751
UKG, FRN, 3M TSFR + 3.25%, 8.68%, 5/4/26  1,621,078 1,624
Woof Holdings, FRN, 1M TSFR + 3.75%, 9.36%, 12/21/27  378,949 305
19,880
Corporate Bonds 42.7%
AG Issuer, 6.25%, 3/1/28  (1) 310,000 305
Alliant Holdings Intermediate, 5.875%, 11/1/29  (1) 1,125,000 1,060
Alliant Holdings Intermediate, 6.75%, 10/15/27  (1) 830,000 825
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  2,510,000 2,428
Allied Universal Holdco, 6.00%, 6/1/29  (1) 395,000 320
American Finance Trust, 4.50%, 9/30/28  (1) 1,280,000 1,078
Antero Resources, 5.375%, 3/1/30  (1) 1,230,000 1,175
Aretec Group, 7.50%, 4/1/29  (1) 1,205,000 1,085
Arsenal AIC Parent, 8.00%, 10/1/30  (1) 575,000 604
Axalta Coating Systems Dutch Holding B, 7.25%, 2/15/31  (1) 485,000 508
B&G Foods, 5.25%, 9/15/27  525,000 474
B&G Foods, 8.00%, 9/15/28  (1) 875,000 914
Bausch & Lomb Escrow, 8.375%, 10/1/28  (1) 1,860,000 1,962
Calpine, 5.00%, 2/1/31  (1) 2,670,000 2,443
Capstone Borrower, 8.00%, 6/15/30  (1) 1,170,000 1,205
Carnival, 6.00%, 5/1/29  (1) 840,000 806
Carnival, 7.625%, 3/1/26 (EUR)  (1) 1,930,000 2,164
Carnival, 7.625%, 3/1/26 (EUR)  1,385,000 1,553
Carnival, 7.625%, 3/1/26  (1) 1,040,000 1,058
CCO Holdings, 4.25%, 2/1/31  (1) 925,000 807
CCO Holdings, 4.50%, 8/15/30  (1) 2,040,000 1,821
CCO Holdings, 6.375%, 9/1/29  (1) 280,000 276
CEC Entertainment, 6.75%, 5/1/26  (1) 1,740,000 1,694
Central Parent, 7.25%, 6/15/29  (1) 2,270,000 2,315
Central Parent, 8.00%, 6/15/29  (1) 215,000 224
Chesapeake Energy, 6.75%, 4/15/29  (1) 1,035,000 1,040
Chobani, 4.625%, 11/15/28  (1) 1,345,000 1,249
CHS, 5.25%, 5/15/30  (1) 1,185,000 984
CHS, 6.875%, 4/1/28  (1) 705,000 430
CHS, 6.875%, 4/15/29  (1) 1,135,000 732
CHS, 8.00%, 3/15/26  (1) 425,000 423
Cinemark USA, 5.25%, 7/15/28  (1) 2,580,000 2,367
Clear Channel Outdoor Holdings, 5.125%, 8/15/27  (1) 2,255,000 2,142
Clear Channel Outdoor Holdings, 7.50%, 6/1/29  (1) 400,000 332
Clear Channel Outdoor Holdings, 9.00%, 9/15/28  (1) 475,000 494
Cloud Software Group, 6.50%, 3/31/29  (1) 1,545,000 1,464
Cloud Software Group, 9.00%, 9/30/29  (1) 995,000 945
CMG Media, 8.875%, 12/15/27  (1) 2,750,000 2,173
Comstock Resources, 6.75%, 3/1/29  (1) 2,585,000 2,372
Constellium, 3.125%, 7/15/29 (EUR)  995,000 1,007

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Crescent Energy Finance, 7.25%, 5/1/26  (1) 2,840,000 2,868
CSC Holdings, 5.50%, 4/15/27  (1) 530,000 482
CSC Holdings, 6.50%, 2/1/29  (1) 690,000 609
CSC Holdings, 7.50%, 4/1/28  (1) 825,000 613
CSC Holdings, 11.25%, 5/15/28  (1) 770,000 787
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR)  (1) 1,559,000 1,881
Diamond Foreign Asset, 8.50%, 10/1/30  (1) 1,425,000 1,446
DISH DBS, 5.125%, 6/1/29  845,000 433
DISH DBS, 5.75%, 12/1/28  (1) 905,000 722
DISH DBS, 7.75%, 7/1/26  445,000 308
DISH Network, 11.75%, 11/15/27  (1) 1,475,000 1,540
Ferrellgas, 5.875%, 4/1/29  (1) 3,040,000 2,865
Global Net Lease, 3.75%, 12/15/27  (1) 1,590,000 1,320
Goodyear Europe, 2.75%, 8/15/28 (EUR)  1,235,000 1,261
Goodyear Tire & Rubber, 5.00%, 7/15/29  1,135,000 1,064
Goodyear Tire & Rubber, 5.25%, 7/15/31  500,000 452
GrafTech Finance, 4.625%, 12/15/28  (1) 1,115,000 739
GrafTech Global Enterprises, 9.875%, 12/15/28  (1) 820,000 632
Graphic Packaging International, 2.625%, 2/1/29 (EUR)  (1) 1,085,000 1,103
GTCR W-2 Merger, 7.50%, 1/15/31  (1) 1,055,000 1,120
Hilcorp Energy I, 5.75%, 2/1/29  (1) 255,000 247
Hilcorp Energy I, 6.00%, 4/15/30  (1) 1,435,000 1,388
Hilcorp Energy I, 6.00%, 2/1/31  (1) 285,000 274
Hilcorp Energy I, 6.25%, 4/15/32  (1) 1,145,000 1,099
HUB International, 5.625%, 12/1/29  (1) 1,500,000 1,425
iHeartCommunications, 4.75%, 1/15/28  (1) 500,000 384
iHeartCommunications, 5.25%, 8/15/27  (1) 975,000 768
iHeartCommunications, 6.375%, 5/1/26  520,000 445
iHeartCommunications, 8.375%, 5/1/27  825,000 532
Kinetik Holdings, 6.625%, 12/15/28  (1) 2,220,000 2,259
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK)  (1)(6) 1,853,250 1,390
LCPR Senior Secured Financing, 5.125%, 7/15/29  (1) 990,000 864
LCPR Senior Secured Financing, 6.75%, 10/15/27  (1) 1,487,000 1,446
Legacy LifePoint Health, 4.375%, 2/15/27  (1) 370,000 341
Life Time, 5.75%, 1/15/26  (1) 964,000 952
Life Time, 8.00%, 4/15/26  (1) 885,000 892
LifePoint Health, 9.875%, 8/15/30  (1) 1,395,000 1,411
LifePoint Health, 11.00%, 10/15/30  (1) 570,000 601
Madison IAQ, 5.875%, 6/30/29  (1) 850,000 748
Midcap Financial Issuer Trust, 5.625%, 1/15/30  (1) 1,805,000 1,582
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  900,000 745
MPT Operating Partnership, 2.50%, 3/24/26 (GBP)  276,000 284
MPT Operating Partnership, 5.00%, 10/15/27  925,000 759
Navient, 4.875%, 3/15/28  705,000 656
Navient, 5.50%, 3/15/29  400,000 368

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Navient, 5.625%, 8/1/33  565,000 462
Navient, 9.375%, 7/25/30  925,000 971
NCL, 5.875%, 3/15/26  (1) 335,000 327
NCL, 5.875%, 2/15/27  (1) 690,000 681
NCL, 7.75%, 2/15/29  (1) 900,000 908
Neptune Bidco U.S., 9.29%, 4/15/29  (1) 2,610,000 2,427
New Albertsons, 7.45%, 8/1/29  4,000 4
NGL Energy Operating, 7.50%, 2/1/26  (1) 1,520,000 1,530
OneMain Finance, 7.875%, 3/15/30  260,000 267
OneMain Finance, 9.00%, 1/15/29  2,525,000 2,689
Organon, 2.875%, 4/30/28 (EUR)  (1) 205,000 207
Organon, 5.125%, 4/30/31  (1) 1,220,000 1,040
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26  (1) 505,000 501
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 11.493%,
10/15/26  (1) 1,235,000 1,232
Seadrill Finance, 8.375%, 8/1/30  (1) 1,620,000 1,685
Service Properties Trust, 7.50%, 9/15/25  885,000 892
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.135%,
12/15/28  (1)(7) 1,095,000 1,073
Stagwell Global, 5.625%, 8/15/29  (1) 1,950,000 1,789
Summit Materials, 7.25%, 1/15/31  (1) 640,000 673
Talen Energy Supply, 8.625%, 6/1/30  (1) 1,491,000 1,580
Tallgrass Energy Partners, 6.00%, 12/31/30  (1) 1,135,000 1,056
Tallgrass Energy Partners, 6.00%, 9/1/31  (1) 915,000 846
Tenneco, 8.00%, 11/17/28  (1) 2,590,000 2,208
Townsquare Media, 6.875%, 2/1/26  (1) 1,535,000 1,504
Transocean Aquila, 8.00%, 9/30/28  (1) 770,000 782
Triton Water Holdings, 6.25%, 4/1/29  (1) 1,920,000 1,668
Univision Communications, 7.375%, 6/30/30  (1) 1,225,000 1,222
Univision Communications, 8.00%, 8/15/28  (1) 500,000 516
Venture Global Calcasieu Pass, 3.875%, 8/15/29  (1) 495,000 444
Venture Global Calcasieu Pass, 4.125%, 8/15/31  (1) 620,000 546
Venture Global Calcasieu Pass, 6.25%, 1/15/30  (1) 430,000 428
Venture Global LNG, 8.375%, 6/1/31  (1) 2,860,000 2,846
Venture Global LNG, 9.50%, 2/1/29  (1) 555,000 586
Vistra, VR, 7.00%  (1)(2)(3) 740,000 730
Vistra, VR, 8.00%  (1)(2)(3) 845,000 843
128,526
Municipal Securities 0.6%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (8) 3,215,439 1,752
1,752
Total United States (Cost
$152,773
)
150,158

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 5.42%  (9)(10) 5,239,121 5,239
Total Short-Term Investments (Cost $5,239) 5,239
Total Investments in Securities
98.6% of Net Assets
(Cost $306,902) $ 296,826
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$176,384 and represents 58.6% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) All or a portion of this loan is unsettled as of December 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) See Note 2. Level 3 in fair value hierarchy.
(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(9) Seven-day yield
(10) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 2/2/24 USD 338 EUR 309 $ (4)
Citibank 2/2/24 USD 571 EUR 525 (10)
Deutsche Bank 1/3/24 EUR 605 USD 653 15
HSBC Bank 2/2/24 USD 586 EUR 531 (1)
HSBC Bank 2/2/24 USD 610 GBP 479 (1)
JPMorgan Chase 2/2/24 USD 221 EUR 201 (1)
Morgan Stanley 2/2/24 USD 331 EUR 301 (1)
RBC Dominion Securities 1/3/24 EUR 67,620 USD 74,696 (32)
RBC Dominion Securities 1/3/24 USD 75,035 EUR 68,675 (794)
RBC Dominion Securities 2/2/24 USD 74,783 EUR 67,620 27
RBC Dominion Securities 2/2/24 USD 14,007 GBP 11,075 (113)
Standard Chartered 2/2/24 USD 3,348 EUR 3,062 (37)
State Street 1/3/24 EUR 450 USD 486 11
State Street 2/2/24 USD 105 GBP 82 —
UBS Investment Bank 2/2/24 USD 233 EUR 212 (1)
UBS Investment Bank 2/2/24 USD 186 GBP 146 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ (942)

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ —# $ — $ 326+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 7,922  ¤   ¤ $ 5,239^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $326 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,239.

T. ROWE PRICE Global High Income Bond Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $306,902) $ 296,826
Interest receivable 5,011
Restricted cash pledged for bilateral derivatives 1,430
Cash 637
Receivable for shares sold 316
Unrealized gain on forward currency exchange contracts 53
Foreign currency (cost $1) 1
Other assets 45
Total assets 304,319
Liabilities
Payable for investment securities purchased 1,678
Unrealized loss on forward currency exchange contracts 995
Payable for shares redeemed 286
Investment management fees payable 140
Due to affiliates 3
Other liabilities 182
Total liabilities 3,284
NET ASSETS $ 301,035

T. ROWE PRICE Global High Income Bond Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (49,813)
Paid-in capital applicable to 35,492,721 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 350,848
NET ASSETS $ 301,035
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $57,997; Shares outstanding: 6,834,471) $ 8.49
Advisor Class
(Net assets: $321; Shares outstanding: 37,762) $ 8.49
I Class
(Net assets: $242,717; Shares outstanding: 28,620,488) $ 8.48

T. ROWE PRICE Global High Income Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
    Interest $ 20,847
Dividend 333
Total income 21,180
Expenses
Investment management 1,565
Shareholder servicing
Investor Class $ 139
Advisor Class 1
I Class 17 157
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 6
I Class 6 12
Custody and accounting 202
Registration 71
Legal and audit 43
Proxy and annual meeting 2
Directors 1
Miscellaneous 33
Waived / paid by Price Associates (283)
Total expenses 1,804
Net investment income 19,376

T. ROWE PRICE Global High Income Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (9,793)
Swaps (20)
Forward currency exchange contracts (1,996)
Foreign currency transactions 145
Net realized loss (11,664)
Change in net unrealized gain / loss
Securities 29,254
Forward currency exchange contracts 480
Other assets and liabilities denominated in foreign currencies (6)
Change in net unrealized gain / loss 29,728
Net realized and unrealized gain / loss 18,064
INCREASE IN NET ASSETS FROM OPERATIONS
$ 37,440

T. ROWE PRICE Global High Income Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 19,376 $ 15,942
Net realized loss (11,664) (16,696)
Change in net unrealized gain / loss 29,728 (38,234)
Increase (decrease) in net assets from operations 37,440 (38,988)
Distributions to shareholders
Net earnings
Investor Class (3,086) (5,989)
Advisor Class (17) (36)
I Class (12,834) (19,962)
Tax return of capital – –
Investor Class (670) –
Advisor Class (4) –
I Class (2,775) –
Decrease in net assets from distributions (19,386) (25,987)
Capital share transactions
*
Shares sold
Investor Class 13,238 34,607
Advisor Class 15 –
I Class 85,890 165,150
Distributions reinvested
Investor Class 3,408 5,406
Advisor Class 21 36
I Class 13,235 16,795
Shares redeemed
Investor Class (18,292) (89,946)
Advisor Class (66) (221)
I Class (74,534) (97,224)
Increase in net assets from capital share transactions 22,915 34,603

T. ROWE PRICE Global High Income Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 40,969 (30,372)
Beginning of period 260,066 290,438
End of period $ 301,035 $ 260,066
*Share information (000s)
Shares sold
Investor Class 1,617 4,028
Advisor Class 2 –
I Class 10,585 18,047
Distributions reinvested
Investor Class 418 643
Advisor Class 3 4
I Class 1,624 2,009
Shares redeemed
Investor Class (2,251) (9,945)
Advisor Class (8) (25)
I Class (9,156) (11,324)
Increase in shares outstanding 2,834 3,437

T. ROWE PRICE Global High Income Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global High Income Bond Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high income and, secondarily, capital appreciation. The fund has three classes of shares: the Global High Income Bond Fund (Investor Class), the Global High Income Bond Fund–Advisor Class (Advisor Class) and the Global
High Income Bond Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect

T. ROWE PRICE Global High Income Bond Fund

the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Global High Income Bond Fund

The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global High Income Bond Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. ROWE PRICE Global High Income Bond Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 21,806 $ — $ 21,806
Corporate Bonds — 268,708 1,073 269,781
Short-Term Investments 5,239 — — 5,239
Total Securities 5,239 290,514 1,073 296,826
Forward Currency Exchange
Contracts — 53 — 53
Total $ 5,239 $ 290,567 $ 1,073 $ 296,879
Liabilities
Forward Currency Exchange
Contracts $ — $ 995 $ — $ 995
1
Includes Bank Loans, Convertible Bonds and Municipal Securities.

T. ROWE PRICE Global High Income Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 53
Total $ 53
Liabilities
Foreign exchange derivatives Forwards $ 995
Total $ 995

T. ROWE PRICE Global High Income Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ (1,996) $ — $ (1,996)
Credit derivatives — (20) (20)
Total $ (1,996) $ (20) $ (2,016)
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 480 $ — $ 480
Total $ 480 $ — $ 480

T. ROWE PRICE Global High Income Bond Fund

to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000.
Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2023, cash of $1,430,000 had been posted by the fund to counterparties for bilateral derivatives. As of December 31, 2023, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards

T. ROWE PRICE Global High Income Bond Fund

are reflected as liabilities on the accompanying Statement of Assets and Liabilities.
When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31,
2023, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 26% and 32% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying
Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of
Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and
Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin).
Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying

T. ROWE PRICE Global High Income Bond Fund

credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet

T. ROWE PRICE Global High Income Bond Fund

a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

T. ROWE PRICE Global High Income Bond Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $161,262,000 and $140,353,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of market discount at time of sale, the character of net currency gains or losses, differences between book/tax amortization policies and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 15,937 $ 25,987
Return of capital 3,449 —
Total distributions $ 19,386 $ 25,987

T. ROWE PRICE Global High Income Bond Fund

At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts, the recognition of market discount and premium amortization, and the character of income on certain derivatives contracts.
The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual
($000s)
Cost of investments $ 304,670
Unrealized appreciation $ 9,793
Unrealized depreciation (17,635)
Net unrealized appreciation (depreciation) $ (7,842)
($000s)
Overdistributed ordinary income $ (1,652)
Net unrealized appreciation (depreciation) (7,842)
Loss carryforwards and deferrals (40,319)
Total distributable earnings (loss) $ (49,813)

T. ROWE PRICE Global High Income Bond Fund

investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.27% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $861,000 remain subject to repayment by the fund at December 31, 2023.

T. ROWE PRICE Global High Income Bond Fund

Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
December 31, 2023, expenses incurred pursuant to these service agreements were
$115,000 for Price Associates and $106,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.75% 0.96% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(104) $(1) $(178)

T. ROWE PRICE Global High Income Bond Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Global High Income Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global High Income Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global High Income Bond Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the
"Fund") as of December 31, 2023, the related statement of operations for the year ended
December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global High Income Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global High Income Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $7,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $7,000 of the fund's income qualifies for the dividends-
received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $16,124,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Global High Income Bond Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Global High Income Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Global High Income Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Global High Income Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Global High Income Bond Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason R. Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Quentin S. Fitzsimmons (1968)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Vishnu V. Gopal (1979)
Vice President
Vice President, Price International and T. Rowe Price
Group, Inc.
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Economist, J.P. Morgan (to
2020)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Michael D. Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong, Price
International, and T. Rowe Price Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, Price International,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Tobias F. Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Global High Income Bond Fund

Name (Year of Birth)
Position Held With International Funds  Principal Occupation(s)
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Rupinder Vig (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost, CFA (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281673 F36-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$39,183	$36,495
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024